BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2023
Security
Shares
Shares Value
Common Stocks
Capital Markets — 0.0%
Ardagh MP USA, Inc., (Acquired 08/02/21, cost
$552,653)
(a)(b)
................... 56,202 $ 225,370
Chemicals — 0.1%
Element Solutions, Inc. ............... 18,781 362,661
Energy Equipment & Services — 0.0%
Nine Energy Service, Inc.
(a)
............ 880 4,893
Financial Services — 0.0%
Block, Inc., Class A
(a)
................ 2,003 137,506
Ground Transportation — 0.0%
Uber Technologies, Inc.
(a)
............. 6,319 200,312
IT Services — 0.0%
Twilio, Inc., Class A
(a)
................ 997 66,430
Metals & Mining — 0.1%
Constellium SE, Class A
(a)
............. 58,591 895,271
Software — 0.1%
Informatica, Inc., Class A
(a)
............ 21,967 360,259
Total Common Stocks — 0.3%
(Cost: $2,938,547) .............................. 2,252,702
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 4.8%
Boeing Co. (The)
5.15%, 05/01/30 ................. USD 1,813 1,824,335
5.81%, 05/01/50 ................. 430 432,867
5.93%, 05/01/60 ................. 533 532,363
Bombardier, Inc.
(c)
7.50%, 03/15/25 ................. 22 21,998
7.13%, 06/15/26 ................. 2,391 2,399,608
7.88%, 04/15/27 ................. 1,925 1,948,733
6.00%, 02/15/28 ................. 1,039 1,011,731
7.50%, 02/01/29 ................. 897 916,339
7.45%, 05/01/34 ................. 301 337,120
BWX Technologies, Inc.
(c)
4.13%, 06/30/28 ................. 457 411,487
4.13%, 04/15/29 ................. 458 406,149
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(c)
741 618,735
Howmet Aerospace, Inc., 5.13%, 10/01/24 . 10 10,041
Huntington Ingalls Industries, Inc., 4.20%,
05/01/30 ..................... 101 94,529
Rolls-Royce plc, 5.75%, 10/15/27
(c)
...... 2,000 1,992,400
Spirit AeroSystems, Inc.
(c)
7.50%, 04/15/25 ................. 72 72,000
9.38%, 11/30/29 ................. 1,256 1,370,610
TransDigm, Inc.
8.00%, 12/15/25
(c)
................ 1,137 1,158,319
6.25%, 03/15/26
(c)
................ 10,189 10,198,272
6.38%, 06/15/26 ................. 70 68,425
7.50%, 03/15/27 ................. 215 214,462
6.75%, 08/15/28
(c)
................ 4,817 4,865,170
Triumph Group, Inc., 9.00%, 03/15/28
(c)
... 1,769 1,770,858
32,676,551
Automobile Components — 1.7%
Clarios Global LP
6.75%, 05/15/25
(c)
................ 1,117 1,128,896
4.38%, 05/15/26
(d)
................ EUR 296 305,966
Security
Par (000)
Par (000) Value
Automobile Components (continued)
6.25%, 05/15/26
(c)
................ USD 1,409 $ 1,405,478
8.50%, 05/15/27
(c)
................ 5,635 5,656,131
Dealer Tire LLC, 8.00%, 02/01/28
(c)
...... 304 272,840
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 ................. 152 156,194
5.00%, 07/15/29 ................. 176 157,239
5.63%, 04/30/33 ................. 248 214,520
Icahn Enterprises LP
6.25%, 05/15/26 ................. 58 57,076
5.25%, 05/15/27 ................. 1,468 1,377,439
4.38%, 02/01/29 ................. 973 836,780
11,568,559
Automobiles — 0.3%
Ford Motor Co.
4.35%, 12/08/26 ................. 82 79,670
3.25%, 02/12/32 ................. 1,338 1,051,610
6.10%, 08/19/32 ................. 388 375,994
General Motors Co.
5.60%, 10/15/32 ................. 202 197,774
5.40%, 04/01/48 ................. 240 206,014
1,911,062
Banks — 0.7%
Banco Espirito Santo SA
(a)(d)(e)
2.63%, 05/08/17 ................. EUR 100 12,472
4.75%, 01/15/18 ................. 100 12,471
4.00%, 01/21/24 ................. 100 12,472
Bank of America Corp., (1-Day SOFR + 1.99%),
6.20%, 11/10/28
(f)
............... USD 633 661,727
Barclays plc
5.20%, 05/12/26 ................. 200 191,438
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.41%),
4.38%
(f)(g)
.................... 940 642,596
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.43%),
8.00%
(f)(g)
.................... 390 332,962
Credit Agricole SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.24%), 4.75%
(c)(f)(g)
.............. 460 345,414
HSBC Holdings plc
(f)
(5-Year USD Swap Rate + 3.75%), 6.00%
(g)
465 418,910
(1-Day SOFR + 3.35%), 7.39%, 11/03/28 350 372,517
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.65%),
4.60%
(g)
..................... 200 149,365
Intesa Sanpaolo SpA
(c)(f)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20%,
06/01/32 .................... 320 232,774
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95%,
06/01/42 .................... 235 155,778
Lloyds Banking Group plc, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.91%), 8.00%
(f)(g)
............... 505 465,231
PNC Financial Services Group, Inc. (The),
Series W, (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25%
(a)(f)(g)
................... 606 563,580
4,569,707
Broadline Retail — 0.3%
(c)
ANGI Group LLC, 3.88%, 08/15/28 ...... 411 312,253
Go Daddy Operating Co. LLC
5.25%, 12/01/27 ................. 82 79,795

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
3.50%, 03/01/29 ................. USD 419 $ 362,280
Match Group Holdings II LLC
4.63%, 06/01/28 ................. 423 392,848
5.63%, 02/15/29 ................. 164 154,200
4.13%, 08/01/30 ................. 368 316,848
3.63%, 10/01/31 ................. 405 329,579
NMG Holding Co., Inc., 7.13%, 04/01/26 ... 394 369,915
2,317,718
Building Products — 0.9%
Advanced Drainage Systems, Inc.
(c)
5.00%, 09/30/27 ................. 544 516,976
6.38%, 06/15/30 ................. 906 887,733
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(c)
.................... 430 398,154
James Hardie International Finance DAC,
5.00%, 01/15/28
(c)
............... 200 187,476
JELD-WEN, Inc.
(c)
6.25%, 05/15/25 ................. 245 244,387
4.63%, 12/15/25 ................. 52 48,230
Masonite International Corp.
(c)
5.38%, 02/01/28 ................. 74 70,670
3.50%, 02/15/30 ................. 454 376,279
New Enterprise Stone & Lime Co., Inc.
(c)
5.25%, 07/15/28 ................. 181 159,985
9.75%, 07/15/28 ................. 215 205,325
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(c)
.................... 1,487 1,395,921
Standard Industries, Inc.
2.25%, 11/21/26
(d)
................ EUR 200 187,677
5.00%, 02/15/27
(c)
................ USD 294 279,218
4.75%, 01/15/28
(c)
................ 34 31,762
4.38%, 07/15/30
(c)
................ 613 533,310
3.38%, 01/15/31
(c)
................ 375 301,382
Summit Materials LLC, 5.25%, 01/15/29
(c)
.. 34 32,130
5,856,615
Capital Markets — 0.8%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(c)
.................... 311 313,025
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(c)
92 75,210
Blackstone Holdings Finance Co. LLC
(c)
5.90%, 11/03/27 ................. 389 396,712
6.20%, 04/22/33 ................. 677 709,211
Blackstone Private Credit Fund
7.05%, 09/29/25
(c)
................ 167 164,671
3.25%, 03/15/27 ................. 155 131,603
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(c)
............... 403 354,807
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(c)
............... 250 221,267
Macquarie Bank Ltd., 6.80%, 01/18/33
(c)
... 233 236,843
Morgan Stanley, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.43%), 5.95%, 01/19/38
(f)
.......... 195 193,911
MSCI, Inc.
(c)
3.63%, 09/01/30 ................. 56 48,681
3.88%, 02/15/31 ................. 125 111,263
3.25%, 08/15/33 ................. 468 383,268
Northern Trust Corp., 6.13%, 11/02/32 .... 485 517,069
Owl Rock Capital Corp.
3.75%, 07/22/25 ................. 380 346,520
3.40%, 07/15/26 ................. 131 115,667
OWL Rock Core Income Corp.
5.50%, 03/21/25 ................. 386 375,875
3.13%, 09/23/26 ................. 90 78,078
Security
Par (000)
Par (000) Value
Capital Markets (continued)
7.75%, 09/16/27
(c)
................ USD 644 $ 634,427
UBS Group AG, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.31%), 4.38%
(c)(f)(g)
.............. 320 222,000
5,630,108
Chemicals — 2.3%
Ashland LLC, 3.38%, 09/01/31
(c)
........ 335 273,839
Avient Corp., 7.13%, 08/01/30
(c)
........ 440 453,750
Axalta Coating Systems Dutch Holding B BV,
3.75%, 01/15/25
(d)
............... EUR 200 213,646
Axalta Coating Systems LLC
(c)
4.75%, 06/15/27 ................. USD 828 786,766
3.38%, 02/15/29 ................. 487 417,253
Celanese US Holdings LLC, 6.17%, 07/15/27 230 231,312
Chemours Co. (The), 5.75%, 11/15/28
(c)
... 186 166,048
Element Solutions, Inc., 3.88%, 09/01/28
(c)
. 3,862 3,389,446
Gates Global LLC, 6.25%, 01/15/26
(c)
..... 776 762,420
HB Fuller Co., 4.25%, 10/15/28 ........ 185 164,112
Herens Holdco SARL, 4.75%, 05/15/28
(c)
.. 1,488 1,197,840
Illuminate Buyer LLC, 9.00%, 07/01/28
(c)
... 811 718,964
Ingevity Corp., 3.88%, 11/01/28
(c)
....... 132 113,095
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(c)(f)
588 423,360
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(c)
.. 296 248,897
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
388 353,794
NOVA Chemicals Corp., 4.88%, 06/01/24
(c)
. 81 79,912
SCIL IV LLC, 5.38%, 11/01/26
(c)
........ 537 490,569
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................. 325 259,241
4.38%, 02/01/32 ................. 55 44,205
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(c)
.................... 1,242 1,031,158
WR Grace Holdings LLC
(c)
4.88%, 06/15/27 ................. 419 403,878
5.63%, 08/15/29 ................. 3,397 2,878,958
7.38%, 03/01/31 ................. 655 657,476
15,759,939
Commercial Services & Supplies — 3.2%
ADT Security Corp. (The)
(c)
4.13%, 08/01/29 ................. 58 51,724
4.88%, 07/15/32 ................. 27 23,822
Allied Universal Holdco LLC
(c)
6.63%, 07/15/26 ................. 2,415 2,320,827
9.75%, 07/15/27 ................. 459 409,088
4.63%, 06/01/28 ................. 3,240 2,732,215
6.00%, 06/01/29 ................. 3,153 2,353,589
APi Group DE, Inc.
(c)
4.13%, 07/15/29 ................. 453 388,711
4.75%, 10/15/29 ................. 225 197,959
APX Group, Inc.
(c)
6.75%, 02/15/27 ................. 455 452,725
5.75%, 07/15/29 ................. 954 853,830
Aramark Services, Inc.
(c)
5.00%, 04/01/25 ................. 300 295,228
6.38%, 05/01/25 ................. 74 74,545
5.00%, 02/01/28 ................. 1,478 1,398,875
Brink's Co. (The), 5.50%, 07/15/25
(c)
..... 114 112,947
Clean Harbors, Inc.
(c)
4.88%, 07/15/27 ................. 233 224,731
5.13%, 07/15/29 ................. 108 102,886
6.38%, 02/01/31 ................. 228 232,618
Covanta Holding Corp.
4.88%, 12/01/29
(c)
................ 365 324,755
5.00%, 09/01/30 ................. 200 172,040

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Garda World Security Corp.
(c)
4.63%, 02/15/27 ................. USD 319 $ 286,351
7.75%, 02/15/28 ................. 713 702,735
GFL Environmental, Inc.
(c)
4.25%, 06/01/25 ................. 176 171,728
3.75%, 08/01/25 ................. 462 443,982
5.13%, 12/15/26 ................. 843 824,256
4.00%, 08/01/28 ................. 689 626,005
3.50%, 09/01/28 ................. 356 322,180
4.75%, 06/15/29 ................. 527 492,271
4.38%, 08/15/29 ................. 849 760,025
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(c)
.................... 170 152,126
Madison IAQ LLC, 5.88%, 06/30/29
(c)
..... 721 556,972
Neptune Bidco US, Inc., 9.29%, 04/15/29
(c)
. 625 579,437
Prime Security Services Borrower LLC
(c)
5.75%, 04/15/26 ................. 319 316,607
6.25%, 01/15/28 ................. 973 909,755
Stericycle, Inc., 3.88%, 01/15/29
(c)
....... 229 199,913
Waste Pro USA, Inc., 5.50%, 02/15/26
(c)
... 1,699 1,562,507
21,629,965
Communications Equipment — 0.7%
CommScope Technologies LLC, 6.00%,
06/15/25
(c)
.................... 1,630 1,535,062
CommScope, Inc.
(c)
6.00%, 03/01/26 ................. 253 244,170
8.25%, 03/01/27 ................. 216 176,926
7.13%, 07/01/28 ................. 241 177,747
4.75%, 09/01/29 ................. 1,020 850,190
Nokia OYJ, 6.63%, 05/15/39 .......... 107 106,800
Viasat, Inc.
(c)
5.63%, 09/15/25 ................. 897 850,410
5.63%, 04/15/27 ................. 147 138,033
Viavi Solutions, Inc., 3.75%, 10/01/29
(c)
... 693 592,631
4,671,969
Construction & Engineering — 0.2%
(c)
Arcosa, Inc., 4.38%, 04/15/29 ......... 676 601,207
Dycom Industries, Inc., 4.50%, 04/15/29 ... 279 251,798
MasTec, Inc., 4.50%, 08/15/28 ......... 269 248,636
1,101,641
Consumer Finance — 1.7%
American Express Co., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.85%), 3.55%
(f)(g)
............... 1,505 1,272,026
Discover Financial Services, 6.70%, 11/29/32 175 180,415
Ford Motor Credit Co. LLC
3.81%, 01/09/24 ................. 200 197,636
4.69%, 06/09/25 ................. 200 192,218
5.13%, 06/16/25 ................. 548 536,407
4.13%, 08/04/25 ................. 350 332,943
3.38%, 11/13/25 ................. 200 187,458
4.39%, 01/08/26 ................. 475 450,656
2.70%, 08/10/26 ................. 607 540,224
4.95%, 05/28/27 ................. 559 533,183
4.13%, 08/17/27 ................. 400 366,496
3.82%, 11/02/27 ................. 400 358,500
2.90%, 02/16/28 ................. 385 330,946
5.11%, 05/03/29 ................. 297 278,824
7.35%, 03/06/30 ................. 933 958,658
4.00%, 11/13/30 ................. 263 223,478
3.63%, 06/17/31 ................. 345 284,290
Global Aircraft Leasing Co. Ltd.
(c)(h)
6.50%, (6.50% Cash or 7.25% PIK),
09/15/24 .................... 283 255,143
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Series 2021, 6.50%, (6.50% Cash or 7.25%
PIK), 09/15/24
(f)
................ USD 403 $ 363,734
Navient Corp.
6.13%, 03/25/24 ................. 150 147,984
5.88%, 10/25/24 ................. 49 47,597
5.50%, 03/15/29 ................. 249 210,405
OneMain Finance Corp.
6.88%, 03/15/25 ................. 386 374,036
7.13%, 03/15/26 ................. 846 813,251
3.50%, 01/15/27 ................. 646 542,163
6.63%, 01/15/28 ................. 155 142,106
5.38%, 11/15/29 ................. 157 132,079
4.00%, 09/15/30 ................. 796 597,000
SLM Corp., 3.13%, 11/02/26 .......... 393 334,050
VistaJet Malta Finance plc, 6.38%, 02/01/30
(c)
381 339,561
11,523,467
Consumer Staples Distribution & Retail — 0.6%
(c)
Albertsons Cos., Inc.
3.25%, 03/15/26 ................. 833 783,849
4.63%, 01/15/27 ................. 471 455,497
5.88%, 02/15/28 ................. 345 342,880
6.50%, 02/15/28 ................. 320 320,800
3.50%, 03/15/29 ................. 167 145,306
4.88%, 02/15/30 ................. 652 608,567
Performance Food Group, Inc., 4.25%,
08/01/29 ..................... 558 501,068
United Natural Foods, Inc., 6.75%, 10/15/28 155 144,058
US Foods, Inc.
6.25%, 04/15/25 ................. 231 233,083
4.75%, 02/15/29 ................. 780 720,525
4.63%, 06/01/30 ................. 84 75,772
4,331,405
Containers & Packaging — 3.1%
ARD Finance SA, 6.50%, 06/30/27
(c)
..... 2,135 1,632,738
Ardagh Metal Packaging Finance USA LLC
6.00%, 06/15/27
(c)
................ 961 952,375
3.25%, 09/01/28
(c)
................ 200 172,112
3.00%, 09/01/29
(d)
................ EUR 200 161,048
4.00%, 09/01/29
(c)
................ USD 3,553 2,780,223
Ardagh Packaging Finance plc
(c)
5.25%, 04/30/25 ................. 200 197,000
4.13%, 08/15/26 ................. 600 559,500
Ball Corp., 3.13%, 09/15/31 .......... 621 513,878
Canpack SA, 3.13%, 11/01/25
(c)
........ 211 191,200
Clydesdale Acquisition Holdings, Inc.
(c)
6.63%, 04/15/29 ................. 1,351 1,300,337
8.75%, 04/15/30 ................. 1,354 1,230,434
Crown Americas LLC, 4.25%, 09/30/26 ... 275 263,634
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 78 82,421
Graphic Packaging International LLC
4.75%, 07/15/27
(c)
................ 128 121,818
3.50%, 03/15/28
(c)
................ 8 7,322
2.63%, 02/01/29
(d)
................ EUR 200 187,818
LABL, Inc.
(c)
5.88%, 11/01/28 ................. USD 587 521,588
9.50%, 11/01/28 ................. 494 498,322
Mauser Packaging Solutions Holding Co.
(c)
7.88%, 08/15/26 ................. 6,057 6,057,000
9.25%, 04/15/27 ................. 85 78,539
Sealed Air Corp.
(c)
5.13%, 12/01/24 ................. 20 19,864
4.00%, 12/01/27 ................. 143 133,448
6.13%, 02/01/28 ................. 311 314,469

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Trivium Packaging Finance BV
(c)(i)
5.50%, 08/15/26 ................. USD 975 $ 934,050
8.50%, 08/15/27 ................. 2,722 2,477,020
21,388,158
Distributors — 0.1%
(c)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............. 123 105,025
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 629 574,749
Resideo Funding, Inc., 4.00%, 09/01/29 ... 124 103,095
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28 158 162,713
945,582
Diversified Consumer Services — 0.6%
Graham Holdings Co., 5.75%, 06/01/26
(c)
.. 105 102,916
Metis Merger Sub LLC, 6.50%, 05/15/29
(c)
.. 244 203,227
Service Corp. International
5.13%, 06/01/29 ................. 89 85,857
3.38%, 08/15/30 ................. 279 237,848
4.00%, 05/15/31 ................. 990 869,418
Sotheby's
(c)
7.38%, 10/15/27 ................. 1,791 1,694,160
5.88%, 06/01/29 ................. 1,375 1,140,314
4,333,740
Diversified REITs — 0.9%
Global Net Lease, Inc., 3.75%, 12/15/27
(c)
.. 260 205,717
GLP Capital LP, 3.25%, 01/15/32 ....... 661 536,309
HAT Holdings I LLC, 3.38%, 06/15/26
(c)
... 384 333,120
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(c)
...... 594 510,086
Uniti Group LP, 10.50%, 02/15/28
(c)
...... 1,009 978,730
VICI Properties LP
5.63%, 05/01/24
(c)
................ 111 110,029
3.50%, 02/15/25
(c)
................ 222 210,392
4.63%, 06/15/25
(c)
................ 95 91,847
4.25%, 12/01/26
(c)
................ 216 201,532
4.50%, 01/15/28
(c)
................ 213 197,248
3.88%, 02/15/29
(c)
................ 103 91,579
4.63%, 12/01/29
(c)
................ 952 866,620
4.95%, 02/15/30 ................. 451 423,204
4.13%, 08/15/30
(c)
................ 562 496,407
5.63%, 05/15/52 ................. 784 705,969
5,958,789
Diversified Telecommunication Services — 5.6%
Altice France Holding SA, 10.50%, 05/15/27
(c)
336 257,040
Altice France SA
(c)
8.13%, 02/01/27 ................. 1,636 1,514,445
5.50%, 01/15/28 ................. 503 413,240
5.13%, 07/15/29 ................. 1,595 1,200,237
5.50%, 10/15/29 ................. 442 337,978
CCO Holdings LLC
5.00%, 02/01/28
(c)
................ 390 359,775
5.38%, 06/01/29
(c)
................ 162 148,756
6.38%, 09/01/29
(c)
................ 1,584 1,512,720
4.75%, 03/01/30
(c)
................ 1,591 1,378,434
4.50%, 08/15/30
(c)
................ 626 528,970
4.25%, 02/01/31
(c)
................ 908 742,435
7.38%, 03/01/31
(c)
................ 634 624,094
4.75%, 02/01/32
(c)
................ 1,441 1,210,228
4.50%, 05/01/32 ................. 670 547,939
4.50%, 06/01/33
(c)
................ 648 521,673
4.25%, 01/15/34
(c)
................ 1,703 1,331,951
Frontier Communications Holdings LLC
(c)
5.88%, 10/15/27 ................. 635 577,279
5.00%, 05/01/28 ................. 1,298 1,126,352
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
8.75%, 05/15/30 ................. USD 2,378 $ 2,368,512
Iliad Holding SASU
(c)
6.50%, 10/15/26 ................. 3,020 2,878,120
7.00%, 10/15/28 ................. 865 820,703
Level 3 Financing, Inc.
(c)
3.40%, 03/01/27 ................. 973 769,587
4.63%, 09/15/27 ................. 270 162,338
4.25%, 07/01/28 ................. 1,031 581,690
3.63%, 01/15/29 ................. 331 183,017
3.75%, 07/15/29 ................. 156 83,173
3.88%, 11/15/29 ................. 602 435,685
Lumen Technologies, Inc.
(c)
4.00%, 02/15/27 ................. 2,075 1,369,500
4.50%, 01/15/29 ................. 772 345,470
5.38%, 06/15/29 ................. 93 45,105
Sable International Finance Ltd., 5.75%,
09/07/27
(c)
.................... 200 186,350
Sprint Capital Corp.
6.88%, 11/15/28 ................. 2,196 2,359,668
8.75%, 03/15/32 ................. 3,178 3,869,215
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 408 369,411
6.00%, 09/30/34 ................. 739 633,692
7.20%, 07/18/36 ................. 201 181,851
7.72%, 06/04/38 ................. 544 503,649
Zayo Group Holdings, Inc.
(c)
4.00%, 03/01/27 ................. 3,781 2,873,560
6.13%, 03/01/28 ................. 3,842 2,336,704
37,690,546
Electric Utilities — 0.7%
Edison International, Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.90%), 5.00%
(f)(g)
......... 385 318,971
FirstEnergy Corp., Series C, 3.40%, 03/01/50 647 443,694
FirstEnergy Transmission LLC
(c)
5.45%, 07/15/44 ................. 683 654,351
4.55%, 04/01/49 ................. 463 389,657
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(c)
.................... 13 12,464
NRG Energy, Inc.
5.75%, 01/15/28 ................. 137 134,354
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.92%),
10.25%
(c)(f)(g)
.................. 928 886,806
5.25%, 06/15/29
(c)
................ 29 26,922
3.88%, 02/15/32
(c)
................ 38 30,400
7.00%, 03/15/33
(c)
................ 375 388,470
Pacific Gas & Electric Co., 6.75%, 01/15/53 . 320 330,675
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
.................... 539 493,101
Vistra Operations Co. LLC
(c)
5.50%, 09/01/26 ................. 37 35,920
5.00%, 07/31/27 ................. 37 34,984
4.38%, 05/01/29 ................. 270 239,062
4,419,831
Electrical Equipment — 0.7%
(c)
Regal Rexnord Corp.
6.05%, 02/15/26 ................. 180 180,789
6.05%, 04/15/28 ................. 1,243 1,243,553
6.30%, 02/15/30 ................. 410 412,831
6.40%, 04/15/33 ................. 430 430,266
Sensata Technologies BV
5.63%, 11/01/24 ................. 187 186,443
4.00%, 04/15/29 ................. 29 26,201

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Electrical Equipment (continued)
5.88%, 09/01/30 ................. USD 515 $ 510,494
Vertiv Group Corp., 4.13%, 11/15/28 ..... 1,918 1,692,357
4,682,934
Electronic Equipment, Instruments & Components — 0.5%
CDW LLC
3.28%, 12/01/28 ................. 42 36,998
3.25%, 02/15/29 ................. 565 496,912
Coherent Corp., 5.00%, 12/15/29
(c)
...... 1,407 1,277,134
Sensata Technologies, Inc.
(c)
4.38%, 02/15/30 ................. 1,663 1,515,257
3.75%, 02/15/31 ................. 408 357,000
3,683,301
Energy Equipment & Services — 2.0%
Archrock Partners LP
(c)
6.88%, 04/01/27 ................. 579 568,144
6.25%, 04/01/28 ................. 1,640 1,574,400
Enerflex Ltd., 9.00%, 10/15/27
(c)
........ 540 525,150
Nabors Industries Ltd.
(c)
7.25%, 01/15/26 ................. 384 366,240
7.50%, 01/15/28 ................. 644 594,349
Nabors Industries, Inc.
5.75%, 02/01/25 ................. 1,452 1,406,625
7.38%, 05/15/27
(c)
................ 1,526 1,494,534
Nine Energy Service, Inc., 13.00%, 02/01/28 176 167,200
Precision Drilling Corp., 6.88%, 01/15/29
(c)
. 25 22,687
Tervita Corp., 11.00%, 12/01/25
(c)
....... 125 134,062
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(c)
.................... 368 378,698
Transocean, Inc.
(c)
7.50%, 01/15/26 ................. 508 461,244
11.50%, 01/30/27 ................ 313 323,266
8.75%, 02/15/30 ................. 2,046 2,086,920
USA Compression Partners LP
6.88%, 04/01/26 ................. 1,282 1,246,036
6.88%, 09/01/27 ................. 796 760,641
Weatherford International Ltd.
(c)
11.00%, 12/01/24 ................ 14 14,365
6.50%, 09/15/28 ................. 454 454,777
8.63%, 04/30/30 ................. 668 683,404
13,262,742
Entertainment — 1.1%
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(c)
.................... 638 419,485
Live Nation Entertainment, Inc.
(c)
4.88%, 11/01/24 ................. 59 57,820
5.63%, 03/15/26 ................. 35 33,863
6.50%, 05/15/27 ................. 2,211 2,234,755
4.75%, 10/15/27 ................. 829 766,825
3.75%, 01/15/28 ................. 728 651,560
Warnermedia Holdings, Inc.
6.41%, 03/15/26 ................. 170 170,858
5.14%, 03/15/52
(c)
................ 2,411 1,953,473
5.39%, 03/15/62
(c)
................ 1,271 1,027,371
7,316,010
Financial Services — 1.9%
Block, Inc.
2.75%, 06/01/26 ................. 828 754,942
3.50%, 06/01/31 ................. 2,664 2,187,810
Enact Holdings, Inc., 6.50%, 08/15/25
(c)
... 781 761,475
Global Payments, Inc.
3.20%, 08/15/29 ................. 227 199,674
2.90%, 05/15/30 ................. 206 174,436
5.40%, 08/15/32 ................. 1,125 1,103,036
Security
Par (000)
Par (000) Value
Financial Services (continued)
5.95%, 08/15/52 ................. USD 577 $ 548,888
Home Point Capital, Inc., 5.00%, 02/01/26
(c)
. 357 267,859
Jefferies Finance LLC, 5.00%, 08/15/28
(c)
.. 665 562,982
MGIC Investment Corp., 5.25%, 08/15/28 .. 241 229,071
Nationstar Mortgage Holdings, Inc.
(c)
6.00%, 01/15/27 ................. 231 209,632
5.75%, 11/15/31 ................. 256 198,570
Rocket Mortgage LLC, 2.88%, 10/15/26
(c)
.. 1,454 1,301,330
Sabre GLBL, Inc.
(c)
9.25%, 04/15/25 ................. 315 296,730
7.38%, 09/01/25 ................. 395 352,930
11.25%, 12/15/27 ................ 265 246,938
Shift4 Payments LLC, 4.63%, 11/01/26
(c)
... 1,216 1,143,040
Verscend Escrow Corp., 9.75%, 08/15/26
(c)
. 2,252 2,252,000
12,791,343
Food Products — 1.1%
Chobani LLC
(c)
7.50%, 04/15/25 ................. 1,958 1,909,092
4.63%, 11/15/28 ................. 1,771 1,613,824
Darling Global Finance BV, 3.63%, 05/15/26
(d)
EUR 290 304,816
Darling Ingredients, Inc., 6.00%, 06/15/30
(c)
. USD 1,104 1,100,246
JBS USA LUX SA, 3.75%, 12/01/31
(c)
..... 544 449,242
Lamb Weston Holdings, Inc.
(c)
4.88%, 05/15/28 ................. 76 73,716
4.13%, 01/31/30 ................. 640 585,600
4.38%, 01/31/32 ................. 914 828,914
Pilgrim's Pride Corp., 3.50%, 03/01/32 .... 82 66,732
Post Holdings, Inc.
(c)
5.75%, 03/01/27 ................. 2 1,952
5.50%, 12/15/29 ................. 51 48,059
4.63%, 04/15/30 ................. 335 300,244
4.50%, 09/15/31 ................. 75 66,007
Simmons Foods, Inc., 4.63%, 03/01/29
(c)
... 203 164,964
7,513,408
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(c)
.................... 183 159,896
Ground Transportation — 1.2%
Albion Financing 1 SARL, 6.13%, 10/15/26
(c)
389 346,226
Hertz Corp. (The)
(c)
4.63%, 12/01/26 ................. 287 259,878
5.00%, 12/01/29 ................. 199 164,816
NESCO Holdings II, Inc., 5.50%, 04/15/29
(c)
. 441 398,964
Uber Technologies, Inc.
7.50%, 05/15/25
(c)
................ 492 498,309
0.00%, 12/15/25
(j)(k)
............... 621 546,344
8.00%, 11/01/26
(c)
................ 500 512,615
7.50%, 09/15/27
(c)
................ 1,000 1,031,110
6.25%, 01/15/28
(c)
................ 1,317 1,313,707
4.50%, 08/15/29
(c)
................ 2,124 1,935,495
Williams Scotsman International, Inc.
(c)
6.13%, 06/15/25 ................. 421 418,358
4.63%, 08/15/28 ................. 513 466,667
XPO Escrow Sub LLC, 7.50%, 11/15/27
(c)
.. 176 183,040
8,075,529
Health Care Equipment & Supplies — 0.8%
Avantor Funding, Inc.
2.63%, 11/01/25
(d)
................ EUR 200 208,178
3.88%, 07/15/28
(d)
................ 100 100,858
4.63%, 07/15/28
(c)
................ USD 910 862,225
3.88%, 11/01/29
(c)
................ 431 385,745
Embecta Corp., 6.75%, 02/15/30
(c)
...... 174 158,340
Garden Spinco Corp., 8.63%, 07/20/30
(c)
... 414 442,328

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Medline Borrower LP
(c)
3.88%, 04/01/29 ................. USD 828 $ 718,290
5.25%, 10/01/29 ................. 2,689 2,333,010
Teleflex, Inc.
4.63%, 11/15/27 ................. 45 43,955
4.25%, 06/01/28
(c)
................ 222 211,103
5,464,032
Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc.
(c)
5.50%, 07/01/28 ................. 189 183,094
5.00%, 04/15/29 ................. 144 135,360
AdaptHealth LLC
(c)
6.13%, 08/01/28 ................. 205 188,221
5.13%, 03/01/30 ................. 55 46,658
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
680 571,200
Cano Health LLC, 6.25%, 10/01/28
(c)
..... 174 95,265
Centene Corp.
2.45%, 07/15/28 ................. 522 454,140
3.00%, 10/15/30 ................. 1,936 1,630,269
2.50%, 03/01/31 ................. 1,530 1,238,994
2.63%, 08/01/31 ................. 195 158,010
Community Health Systems, Inc.
(c)
5.63%, 03/15/27 ................. 1,026 900,705
6.00%, 01/15/29 ................. 783 662,324
5.25%, 05/15/30 ................. 1,690 1,325,720
4.75%, 02/15/31 ................. 636 469,540
Encompass Health Corp.
4.50%, 02/01/28 ................. 40 37,283
4.75%, 02/01/30 ................. 1,321 1,201,047
4.63%, 04/01/31 ................. 369 322,338
HCA, Inc., 4.63%, 03/15/52
(c)
.......... 385 319,662
HealthEquity, Inc., 4.50%, 10/01/29
(c)
..... 1,121 995,973
Legacy LifePoint Health LLC
(c)
6.75%, 04/15/25 ................. 547 519,081
4.38%, 02/15/27 ................. 252 206,102
ModivCare, Inc., 5.88%, 11/15/25
(c)
...... 294 281,873
Molina Healthcare, Inc.
(c)
4.38%, 06/15/28 ................. 332 308,856
3.88%, 11/15/30 ................. 372 324,577
3.88%, 05/15/32 ................. 258 216,823
Option Care Health, Inc., 4.38%, 10/31/29
(c)
. 533 470,687
Surgery Center Holdings, Inc.
(c)
6.75%, 07/01/25 ................. 564 557,951
10.00%, 04/15/27 ................ 571 582,195
Tenet Healthcare Corp.
4.63%, 09/01/24 ................. 406 398,839
4.88%, 01/01/26 ................. 816 799,974
6.25%, 02/01/27 ................. 388 381,555
5.13%, 11/01/27 ................. 653 626,913
4.63%, 06/15/28 ................. 96 88,547
6.13%, 10/01/28 ................. 405 388,160
4.25%, 06/01/29 ................. 80 72,377
4.38%, 01/15/30 ................. 921 826,598
6.13%, 06/15/30
(c)
................ 772 761,578
18,748,489
Health Care REITs — 0.4%
MPT Operating Partnership LP
2.55%, 12/05/23 ................. GBP 213 248,621
4.63%, 08/01/29 ................. USD 1,844 1,362,255
3.50%, 03/15/31 ................. 1,552 1,044,806
2,655,682
Health Care Technology — 0.1%
IQVIA, Inc.
1.75%, 03/15/26
(d)
................ EUR 190 191,726
Security
Par (000)
Par (000) Value
Health Care Technology (continued)
5.00%, 10/15/26
(c)
................ USD 298 $ 291,295
5.00%, 05/15/27
(c)
................ 226 222,065
705,086
Hotel & Resort REITs — 0.3%
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 598 560,444
4.50%, 02/15/29
(c)
................ 825 745,206
RLJ Lodging Trust LP
(c)
3.75%, 07/01/26 ................. 258 236,174
4.00%, 09/15/29 ................. 217 181,222
1,723,046
Hotels, Restaurants & Leisure — 6.3%
1011778 BC ULC
(c)
3.88%, 01/15/28 ................. 384 357,120
4.38%, 01/15/28 ................. 414 382,184
4.00%, 10/15/30 ................. 226 193,795
Aramark International Finance SARL, 3.13%,
04/01/25
(d)
.................... EUR 752 788,801
Boyd Gaming Corp.
4.75%, 12/01/27 ................. USD 360 345,276
4.75%, 06/15/31
(c)
................ 625 567,625
Boyne USA, Inc., 4.75%, 05/15/29
(c)
..... 701 625,835
Caesars Entertainment, Inc.
(c)
6.25%, 07/01/25 ................. 2,527 2,527,118
8.13%, 07/01/27 ................. 2,958 3,017,160
4.63%, 10/15/29 ................. 1,250 1,093,125
7.00%, 02/15/30 ................. 2,739 2,786,933
Caesars Resort Collection LLC, 5.75%,
07/01/25
(c)
.................... 417 417,089
Carnival Corp.
(c)
10.50%, 02/01/26 ................ 648 675,164
7.63%, 03/01/26 ................. 298 271,925
5.75%, 03/01/27 ................. 1,956 1,604,565
9.88%, 08/01/27 ................. 544 560,372
4.00%, 08/01/28 ................. 1,077 927,114
6.00%, 05/01/29 ................. 1,299 1,032,705
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(c)
.................... 3,850 4,141,676
CCM Merger, Inc., 6.38%, 05/01/26
(c)
..... 291 284,121
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(c)
. 1,267 1,223,719
Cedar Fair LP
5.50%, 05/01/25
(c)
................ 899 898,434
6.50%, 10/01/28 ................. 87 84,409
Churchill Downs, Inc.
(c)
5.50%, 04/01/27 ................. 761 745,083
4.75%, 01/15/28 ................. 875 819,372
Fertitta Entertainment LLC
(c)
4.63%, 01/15/29 ................. 103 90,403
6.75%, 01/15/30 ................. 139 114,360
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28
(c)
................ 531 531,000
3.75%, 05/01/29
(c)
................ 305 272,975
4.88%, 01/15/30 ................. 633 606,326
4.00%, 05/01/31
(c)
................ 30 26,271
3.63%, 02/15/32
(c)
................ 271 228,656
IRB Holding Corp., 7.00%, 06/15/25
(c)
.... 232 232,705
Life Time, Inc.
(c)
5.75%, 01/15/26 ................. 741 719,826
8.00%, 04/15/26 ................. 526 501,757
Lindblad Expeditions LLC, 6.75%, 02/15/27
(c)
693 670,890
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
412 305,057
Melco Resorts Finance Ltd.
(c)
5.75%, 07/21/28 ................. 200 169,200
5.38%, 12/04/29 ................. 400 327,000

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Merlin Entertainments Ltd., 5.75%, 06/15/26
(c)
USD 800 $ 758,780
MGM Resorts International, 5.75%, 06/15/25 41 40,901
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
.................... 440 382,507
Motion Bondco DAC, 6.63%, 11/15/27
(c)
... 215 198,385
NCL Corp. Ltd.
(c)
5.88%, 03/15/26 ................. 749 637,459
8.38%, 02/01/28 ................. 279 279,956
7.75%, 02/15/29 ................. 94 80,599
NCL Finance Ltd., 6.13%, 03/15/28
(c)
..... 327 264,948
Premier Entertainment Sub LLC
(c)
5.63%, 09/01/29 ................. 214 157,956
5.88%, 09/01/31 ................. 239 171,805
Raptor Acquisition Corp., 4.88%, 11/01/26
(c)
. 371 345,030
Royal Caribbean Cruises Ltd.
(c)
11.50%, 06/01/25 ................ 216 230,315
4.25%, 07/01/26 ................. 181 162,448
5.50%, 08/31/26 ................. 289 270,374
5.38%, 07/15/27 ................. 339 301,947
11.63%, 08/15/27 ................ 381 409,211
5.50%, 04/01/28 ................. 242 213,658
8.25%, 01/15/29 ................. 403 421,588
9.25%, 01/15/29 ................. 731 776,688
7.25%, 01/15/30 ................. 563 566,519
Scientific Games International, Inc.
(c)
8.63%, 07/01/25 ................. 332 339,885
7.00%, 05/15/28 ................. 256 253,440
7.25%, 11/15/29 ................. 193 193,372
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
412 416,258
Station Casinos LLC
(c)
4.50%, 02/15/28 ................. 392 353,780
4.63%, 12/01/31 ................. 440 371,580
Vail Resorts, Inc., 6.25%, 05/15/25
(c)
..... 249 249,583
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(c)
.................... 309 265,222
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
.................... 227 209,120
Wynn Las Vegas LLC, 5.25%, 05/15/27
(c)
.. 483 456,435
Wynn Resorts Finance LLC
(c)
5.13%, 10/01/29 ................. 1,486 1,349,823
7.13%, 02/15/31 ................. 571 579,205
Yum! Brands, Inc., 4.75%, 01/15/30
(c)
..... 7 6,688
42,882,611
Household Durables — 0.7%
Ashton Woods USA LLC
(c)
6.63%, 01/15/28 ................. 116 105,170
4.63%, 08/01/29 ................. 208 168,480
4.63%, 04/01/30 ................. 325 267,595
Brookfield Residential Properties, Inc.
(c)
5.00%, 06/15/29 ................. 418 319,770
4.88%, 02/15/30 ................. 307 231,524
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
615 527,363
Installed Building Products, Inc., 5.75%,
02/01/28
(c)
.................... 205 188,777
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(c)
.................... 371 363,580
KB Home, 7.25%, 07/15/30 ........... 145 147,064
Mattamy Group Corp.
(c)
5.25%, 12/15/27 ................. 246 231,547
4.63%, 03/01/30 ................. 262 227,883
Meritage Homes Corp., 5.13%, 06/06/27 ... 240 233,400
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(c)
745 458,175
Taylor Morrison Communities, Inc.
(c)
5.88%, 06/15/27 ................. 182 178,547
5.13%, 08/01/30 ................. 49 45,231
Security
Par (000)
Par (000) Value
Household Durables (continued)
Tempur Sealy International, Inc.
(c)
4.00%, 04/15/29 ................. USD 398 $ 350,153
3.88%, 10/15/31 ................. 229 191,215
TRI Pointe Group, Inc., 5.88%, 06/15/24 ... 123 122,385
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ................. 385 365,750
5.70%, 06/15/28 ................. 91 87,560
4,811,169
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 02/01/28 ................. 105 101,062
4.13%, 10/15/30 ................. 358 316,329
4.13%, 04/30/31
(c)
................ 345 297,894
Spectrum Brands, Inc., 5.00%, 10/01/29
(c)
.. 264 229,118
944,403
Independent Power and Renewable Electricity Producers — 0.4%
Calpine Corp.
(c)
5.25%, 06/01/26 ................. 44 42,896
5.13%, 03/15/28 ................. 1,249 1,143,547
4.63%, 02/01/29 ................. 184 158,851
5.00%, 02/01/31 ................. 86 72,800
Clearway Energy Operating LLC
(c)
4.75%, 03/15/28 ................. 382 364,810
3.75%, 01/15/32 ................. 588 488,676
TransAlta Corp., 7.75%, 11/15/29 ....... 228 239,602
2,511,182
Insurance — 3.1%
(c)
Acrisure LLC, 6.00%, 08/01/29 ......... 447 369,366
Alliant Holdings Intermediate LLC
4.25%, 10/15/27 ................. 2,930 2,624,372
6.75%, 10/15/27 ................. 5,185 4,809,087
6.75%, 04/15/28 ................. 1,273 1,258,679
5.88%, 11/01/29 ................. 2,547 2,147,867
AmWINS Group, Inc., 4.88%, 06/30/29 .... 585 517,725
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.75% PIK), 01/15/27
(h)
......... 256 233,115
GTCR AP Finance, Inc., 8.00%, 05/15/27 .. 508 484,781
HUB International Ltd.
7.00%, 05/01/26 ................. 1,746 1,715,982
5.63%, 12/01/29 ................. 118 102,811
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/30 ................. 564 584,569
10.50%, 12/15/30 ................ 571 575,116
NFP Corp.
4.88%, 08/15/28 ................. 1,470 1,325,940
6.88%, 08/15/28 ................. 4,453 3,821,297
7.50%, 10/01/30 ................. 227 219,334
Ryan Specialty Group LLC, 4.38%, 02/01/30 376 328,766
21,118,807
IT Services — 1.1%
Acuris Finance US, Inc., 5.00%, 05/01/28
(c)
. 1,010 792,850
Ahead DB Holdings LLC, 6.63%, 05/01/28
(c)
. 296 245,130
Arches Buyer, Inc., 4.25%, 06/01/28
(c)
.... 188 157,121
Booz Allen Hamilton, Inc.
(c)
3.88%, 09/01/28 ................. 313 285,625
4.00%, 07/01/29 ................. 1,131 1,020,630
CA Magnum Holdings, 5.38%, 10/31/26
(c)
.. 1,259 1,111,067
Cablevision Lightpath LLC
(c)
3.88%, 09/15/27 ................. 276 222,105
5.63%, 09/15/28 ................. 855 589,993
Gartner, Inc., 4.50%, 07/01/28
(c)
........ 219 207,875
ION Trading Technologies SARL, 5.75%,
05/15/28
(c)
.................... 585 467,222

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
IT Services (continued)
Northwest Fiber LLC
(c)
4.75%, 04/30/27 ................. USD 1,183 $ 1,010,668
6.00%, 02/15/28 ................. 138 102,105
Presidio Holdings, Inc., 4.88%, 02/01/27
(c)
.. 99 94,608
Tempo Acquisition LLC, 5.75%, 06/01/25
(c)
. 144 142,775
Twilio, Inc.
3.63%, 03/15/29 ................. 334 288,075
3.88%, 03/15/31 ................. 817 693,241
7,431,090
Leisure Products — 0.2%
Mattel, Inc.
3.75%, 04/01/29
(c)
................ 115 103,325
6.20%, 10/01/40 ................. 464 417,892
5.45%, 11/01/41 ................. 721 607,086
1,128,303
Life Sciences Tools & Services — 0.2%
(c)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 ................. 336 314,457
4.00%, 03/15/31 ................. 81 70,875
PRA Health Sciences, Inc., 2.88%, 07/15/26 817 753,609
1,138,941
Machinery — 1.5%
Amsted Industries, Inc., 5.63%, 07/01/27
(c)
. 230 223,675
ATS Corp., 4.13%, 12/15/28
(c)
......... 188 166,739
Chart Industries, Inc.
(c)
7.50%, 01/01/30 ................. 1,660 1,715,145
9.50%, 01/01/31 ................. 196 206,780
EnPro Industries, Inc., 5.75%, 10/15/26 ... 568 552,380
GrafTech Finance, Inc., 4.63%, 12/15/28
(c)
.. 241 200,960
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(c)(h)
........ 478 403,910
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
145 129,525
OT Merger Corp., 7.88%, 10/15/29
(c)
..... 258 152,228
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(c)
.................... 272 242,872
Terex Corp., 5.00%, 05/15/29
(c)
........ 823 765,810
Titan Acquisition Ltd., 7.75%, 04/15/26
(c)
... 1,183 990,763
Titan International, Inc., 7.00%, 04/30/28 .. 115 103,618
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(c)
720 622,252
TK Elevator Midco GmbH, 4.38%, 07/15/27
(d)
EUR 220 215,327
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
USD 3,510 3,313,791
Wabash National Corp., 4.50%, 10/15/28
(c)
. 442 383,200
10,388,975
Media — 4.8%
Altice Financing SA, 5.75%, 08/15/29
(c)
.... 3,462 2,752,290
AMC Networks, Inc.
4.75%, 08/01/25 ................. 61 54,097
4.25%, 02/15/29 ................. 242 148,784
Block Communications, Inc., 4.88%, 03/01/28
(c)
155 133,933
Cable One, Inc.
0.00%, 03/15/26
(j)(k)
............... 185 145,965
1.13%, 03/15/28
(j)
................ 419 306,289
4.00%, 11/15/30
(c)
................ 672 546,988
Charter Communications Operating LLC
4.40%, 04/01/33 ................. 84 74,543
5.50%, 04/01/63 ................. 250 202,870
Clear Channel International BV, 6.63%,
08/01/25
(c)
.................... 1,185 1,153,103
Clear Channel Outdoor Holdings, Inc.
(c)
5.13%, 08/15/27 ................. 2,986 2,679,935
7.75%, 04/15/28 ................. 1,796 1,347,000
7.50%, 06/01/29 ................. 1,572 1,117,220
CMG Media Corp., 8.88%, 12/15/27
(c)
.... 933 705,348
Security
Par (000)
Par (000) Value
Media (continued)
CSC Holdings LLC
5.25%, 06/01/24 ................. USD 88 $ 84,920
5.50%, 04/15/27
(c)
................ 700 589,470
4.13%, 12/01/30
(c)
................ 2,266 1,627,418
4.50%, 11/15/31
(c)
................ 1,858 1,339,637
DirecTV Financing LLC, 5.88%, 08/15/27
(c)
. 596 539,797
DISH DBS Corp.
5.25%, 12/01/26
(c)
................ 2,746 2,191,020
5.75%, 12/01/28
(c)
................ 1,331 993,259
5.13%, 06/01/29 ................. 961 511,732
DISH Network Corp., 11.75%, 11/15/27
(c)
.. 1,358 1,317,260
GCI LLC, 4.75%, 10/15/28
(c)
.......... 217 187,212
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(c)
.................... 1,006 950,167
Midcontinent Communications, 5.38%,
08/15/27
(c)
.................... 307 277,835
Outfront Media Capital LLC
(c)
5.00%, 08/15/27 ................. 989 890,921
4.25%, 01/15/29 ................. 719 596,770
4.63%, 03/15/30 ................. 169 140,941
Radiate Holdco LLC
(c)
4.50%, 09/15/26 ................. 821 642,432
6.50%, 09/15/28 ................. 2,465 1,010,650
Sinclair Television Group, Inc., 4.13%,
12/01/30
(c)
.................... 1,882 1,517,362
Sirius XM Radio, Inc.
(c)
3.13%, 09/01/26 ................. 270 243,540
5.00%, 08/01/27 ................. 1,946 1,821,864
4.00%, 07/15/28 ................. 255 219,030
Stagwell Global LLC, 5.63%, 08/15/29
(c)
... 209 183,280
TEGNA, Inc., 4.75%, 03/15/26
(c)
........ 93 88,220
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(c)
............... 400 368,000
Univision Communications, Inc.
(c)
5.13%, 02/15/25 ................. 150 147,327
6.63%, 06/01/27 ................. 413 391,607
7.38%, 06/30/30 ................. 459 433,957
UPC Broadband Finco BV, 4.88%, 07/15/31
(c)
482 416,800
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(c)
............... 893 793,654
Ziggo Bond Co. BV
(c)
6.00%, 01/15/27 ................. 296 273,093
5.13%, 02/28/30 ................. 275 221,115
Ziggo BV, 4.88%, 01/15/30
(c)
.......... 565 481,663
32,860,318
Metals & Mining — 2.8%
Arconic Corp.
(c)
6.00%, 05/15/25 ................. 371 371,000
6.13%, 02/15/28 ................. 1,054 1,036,828
ATI, Inc.
5.88%, 12/01/27 ................. 352 343,869
4.88%, 10/01/29 ................. 225 204,761
5.13%, 10/01/31 ................. 573 521,430
Big River Steel LLC, 6.63%, 01/31/29
(c)
... 4,296 4,263,179
Carpenter Technology Corp.
6.38%, 07/15/28 ................. 174 169,721
7.63%, 03/15/30 ................. 495 512,001
Commercial Metals Co.
4.13%, 01/15/30 ................. 77 67,964
4.38%, 03/15/32 ................. 97 83,442
Constellium SE
4.25%, 02/15/26
(d)
................ EUR 223 234,646
5.63%, 06/15/28
(c)
................ USD 662 624,945
3.75%, 04/15/29
(c)
................ 2,881 2,495,551
ERO Copper Corp., 6.50%, 02/15/30
(c)
.... 439 382,204

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Kaiser Aluminum Corp.
(c)
4.63%, 03/01/28 ................. USD 704 $ 626,575
4.50%, 06/01/31 ................. 985 808,892
New Gold, Inc., 7.50%, 07/15/27
(c)
...... 1,093 1,052,089
Novelis Corp.
(c)
3.25%, 11/15/26 ................. 1,372 1,253,823
4.75%, 01/30/30 ................. 1,825 1,676,801
3.88%, 08/15/31 ................. 2,081 1,752,701
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(d)
EUR 500 471,451
Vedanta Resources Finance II plc, 8.95%,
03/11/25
(c)
.................... USD 220 134,200
19,088,073
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
(c)
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 ................. 92 80,941
4.25%, 02/01/27 ................. 369 291,510
4.75%, 06/15/29 ................. 139 100,473
Starwood Property Trust, Inc.
5.50%, 11/01/23 ................. 50 50,094
4.38%, 01/15/27 ................. 180 148,763
671,781
Oil, Gas & Consumable Fuels — 11.2%
Aethon United BR LP, 8.25%, 02/15/26
(c)
... 1,543 1,514,022
Antero Midstream Partners LP
(c)
5.75%, 03/01/27 ................. 309 301,899
5.38%, 06/15/29 ................. 422 397,162
Antero Resources Corp., 7.63%, 02/01/29
(c)
. 127 129,858
Apache Corp.
4.25%, 01/15/30 ................. 460 419,750
5.10%, 09/01/40 ................. 456 386,460
5.35%, 07/01/49 ................. 251 193,982
Ascent Resources Utica Holdings LLC
(c)
9.00%, 11/01/27 ................. 1,406 1,707,949
8.25%, 12/31/28 ................. 114 110,264
5.88%, 06/30/29 ................. 17 15,002
Buckeye Partners LP
4.13%, 03/01/25
(c)
................ 28 26,486
5.85%, 11/15/43 ................. 237 178,956
5.60%, 10/15/44 ................. 158 111,886
Callon Petroleum Co.
8.25%, 07/15/25 ................. 94 93,342
6.38%, 07/01/26 ................. 342 324,900
8.00%, 08/01/28
(c)
................ 1,975 1,956,632
7.50%, 06/15/30
(c)
................ 1,844 1,733,360
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 973 903,927
4.00%, 03/01/31 ................. 1,049 933,547
3.25%, 01/31/32 ................. 2,114 1,746,418
Chesapeake Energy Corp.
(c)
5.88%, 02/01/29 ................. 32 30,461
6.75%, 04/15/29 ................. 845 838,882
CITGO Petroleum Corp.
(c)
7.00%, 06/15/25 ................. 453 446,930
6.38%, 06/15/26 ................. 463 451,425
Civitas Resources, Inc., 5.00%, 10/15/26
(c)
. 199 187,062
CNX Midstream Partners LP, 4.75%, 04/15/30
(c)
232 199,520
CNX Resources Corp.
(c)
6.00%, 01/15/29 ................. 101 94,435
7.38%, 01/15/31 ................. 403 396,955
Comstock Resources, Inc.
(c)
6.75%, 03/01/29 ................. 1,303 1,192,297
5.88%, 01/15/30 ................. 1,030 884,922
CQP Holdco LP, 5.50%, 06/15/31
(c)
...... 3,084 2,772,053
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Crescent Energy Finance LLC
(c)
7.25%, 05/01/26 ................. USD 1,294 $ 1,216,360
9.25%, 02/15/28 ................. 544 521,560
Crestwood Midstream Partners LP
(c)
5.63%, 05/01/27 ................. 122 117,536
6.00%, 02/01/29 ................. 556 529,306
8.00%, 04/01/29 ................. 97 98,940
7.38%, 02/01/31 ................. 201 201,000
CrownRock LP
(c)
5.63%, 10/15/25 ................. 1,450 1,421,085
5.00%, 05/01/29 ................. 142 132,289
DCP Midstream Operating LP
(c)
6.45%, 11/03/36 ................. 193 200,168
6.75%, 09/15/37 ................. 540 585,754
Diamondback Energy, Inc.
6.25%, 03/15/33 ................. 815 861,274
4.25%, 03/15/52 ................. 588 461,330
DT Midstream, Inc.
(c)
4.13%, 06/15/29 ................. 666 583,884
4.38%, 06/15/31 ................. 1,509 1,314,626
Earthstone Energy Holdings LLC, 8.00%,
04/15/27
(c)
.................... 604 586,078
El Paso Natural Gas Co. LLC, 3.50%,
02/15/32
(c)
.................... 294 252,670
Energy Transfer LP
Series H, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50%
(f)(g)
.................... 950 836,000
3.75%, 05/15/30 ................. 252 232,548
5.30%, 04/15/47 ................. 240 210,308
5.00%, 05/15/50 ................. 1,090 930,346
EnLink Midstream LLC
5.63%, 01/15/28
(c)
................ 690 676,200
5.38%, 06/01/29 ................. 533 513,013
6.50%, 09/01/30
(c)
................ 505 510,661
EnLink Midstream Partners LP
4.15%, 06/01/25 ................. 11 10,670
4.85%, 07/15/26 ................. 28 26,950
5.60%, 04/01/44 ................. 376 306,880
5.45%, 06/01/47 ................. 139 110,780
EnQuest plc, 11.63%, 11/01/27
(c)
....... 200 185,231
EQM Midstream Partners LP
6.00%, 07/01/25
(c)
................ 224 221,444
4.13%, 12/01/26 ................. 53 48,131
6.50%, 07/01/27
(c)
................ 788 763,793
4.50%, 01/15/29
(c)
................ 40 34,000
7.50%, 06/01/30
(c)
................ 181 175,344
4.75%, 01/15/31
(c)
................ 605 502,150
Genesis Energy LP
6.50%, 10/01/25 ................. 200 193,730
7.75%, 02/01/28 ................. 266 257,905
8.88%, 04/15/30 ................. 322 326,025
Gulfport Energy Corp., 8.00%, 05/17/26
(c)
.. 84 83,160
Harbour Energy plc, 5.50%, 10/15/26
(c)
.... 200 175,000
Harvest Midstream I LP, 7.50%, 09/01/28
(c)
. 98 97,737
Hess Midstream Operations LP, 4.25%,
02/15/30
(c)
.................... 491 438,512
Hilcorp Energy I LP
(c)
6.25%, 11/01/28 ................. 309 293,237
5.75%, 02/01/29 ................. 557 512,744
6.00%, 02/01/31 ................. 34 31,305
ITT Holdings LLC, 6.50%, 08/01/29
(c)
..... 719 607,066
Kinder Morgan, Inc., 4.80%, 02/01/33 .... 202 194,895
Kinetik Holdings LP, 5.88%, 06/15/30
(c)
.... 1,150 1,106,875

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(c)
.................... USD 67 $ 65,147
Matador Resources Co., 5.88%, 09/15/26 .. 569 561,387
MPLX LP, 4.95%, 03/14/52 ........... 743 645,800
Murphy Oil Corp.
5.75%, 08/15/25 ................. 15 14,814
5.88%, 12/01/27 ................. 124 120,768
6.13%, 12/01/42
(i)
................ 46 38,112
New Fortress Energy, Inc.
(c)
6.75%, 09/15/25 ................. 2,744 2,641,100
6.50%, 09/30/26 ................. 2,446 2,250,320
NGL Energy Operating LLC, 7.50%, 02/01/26
(c)
377 363,761
NGPL PipeCo LLC, 7.77%, 12/15/37
(c)
.... 307 338,303
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(c)
. 2,422 2,402,503
NuStar Logistics LP
5.75%, 10/01/25 ................. 232 225,628
6.00%, 06/01/26 ................. 311 304,845
6.38%, 10/01/30 ................. 35 33,583
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. 57 57,718
5.88%, 09/01/25 ................. 248 249,927
8.88%, 07/15/30 ................. 588 683,926
6.63%, 09/01/30 ................. 1,883 1,983,119
6.13%, 01/01/31 ................. 55 57,063
7.50%, 05/01/31 ................. 316 348,516
6.45%, 09/15/36 ................. 822 864,275
6.20%, 03/15/40 ................. 1,457 1,464,868
4.63%, 06/15/45 ................. 61 48,861
6.60%, 03/15/46 ................. 407 427,914
4.40%, 04/15/46 ................. 225 178,313
4.20%, 03/15/48 ................. 74 57,350
ONEOK, Inc., 4.95%, 07/13/47 ......... 238 199,425
Ovintiv, Inc., 6.63%, 08/15/37 ......... 169 170,467
Parkland Corp., 5.88%, 07/15/27
(c)
...... 418 405,498
PDC Energy, Inc.
6.13%, 09/15/24 ................. 58 57,710
5.75%, 05/15/26 ................. 67 65,221
Permian Resources Operating LLC
(c)
5.38%, 01/15/26 ................. 463 438,846
7.75%, 02/15/26 ................. 938 940,345
6.88%, 04/01/27 ................. 465 454,919
5.88%, 07/01/29 ................. 831 786,866
Plains All American Pipeline LP
3.55%, 12/15/29 ................. 339 303,083
5.15%, 06/01/42 ................. 480 404,307
Range Resources Corp., 4.88%, 05/15/25 .. 163 159,807
Rockcliff Energy II LLC, 5.50%, 10/15/29
(c)
. 436 386,412
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(c)
.................... 109 97,102
SM Energy Co.
5.63%, 06/01/25 ................. 351 340,328
6.75%, 09/15/26 ................. 315 308,908
6.63%, 01/15/27 ................. 146 140,256
6.50%, 07/15/28 ................. 258 246,199
Southwestern Energy Co.
5.38%, 02/01/29 ................. 485 457,112
4.75%, 02/01/32 ................. 8 7,064
Sunoco LP
6.00%, 04/15/27 ................. 42 41,466
5.88%, 03/15/28 ................. 185 177,600
Tallgrass Energy Partners LP
(c)
7.50%, 10/01/25 ................. 28 27,988
6.00%, 03/01/27 ................. 96 90,873
5.50%, 01/15/28 ................. 134 122,525
6.00%, 12/31/30 ................. 66 58,986
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.00%, 09/01/31 ................. USD 288 $ 254,669
Tap Rock Resources LLC, 7.00%, 10/01/26
(c)
2,120 1,857,243
Targa Resources Corp., 6.25%, 07/01/52 .. 240 236,590
Targa Resources Partners LP, 4.00%, 01/15/32 483 420,954
TerraForm Power Operating LLC
(c)
5.00%, 01/31/28 ................. 14 13,301
4.75%, 01/15/30 ................. 254 227,758
Venture Global Calcasieu Pass LLC
(c)
3.88%, 08/15/29 ................. 1,396 1,259,192
4.13%, 08/15/31 ................. 1,948 1,711,474
3.88%, 11/01/33 ................. 3,695 3,103,800
Vermilion Energy, Inc., 6.88%, 05/01/30
(c)
.. 345 314,189
Western Midstream Operating LP
6.15%, 04/01/33 ................. 135 136,831
5.45%, 04/01/44 ................. 660 575,533
5.30%, 03/01/48 ................. 609 516,012
5.50%, 08/15/48 ................. 184 158,455
5.50%, 02/01/50
(i)
................ 1,768 1,500,148
75,980,627
Passenger Airlines — 2.0%
Air Canada, 3.88%, 08/15/26
(c)
......... 1,040 944,321
Allegiant Travel Co., 7.25%, 08/15/27
(c)
.... 244 242,902
American Airlines, Inc.
(c)
11.75%, 07/15/25 ................ 3,117 3,410,123
5.50%, 04/20/26 ................. 293 288,200
7.25%, 02/15/28 ................. 127 123,507
5.75%, 04/20/29 ................. 1,712 1,641,932
Delta Air Lines, Inc., 4.75%, 10/20/28
(c)
.... 56 54,388
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(c)
............... 489 464,235
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(c)
1,381 1,376,379
Spirit Loyalty Cayman Ltd.
8.00%, 09/20/25
(c)
................ 438 440,147
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 72 69,944
Series 2020-1, Class A, 5.88%, 10/15/27 1,149 1,145,685
United Airlines, Inc.
(c)
4.38%, 04/15/26 ................. 1,828 1,748,872
4.63%, 04/15/29 ................. 1,516 1,371,224
13,321,859
Personal Care Products — 0.0%
(c)
Coty, Inc., 4.75%, 01/15/29 ........... 36 33,615
Prestige Brands, Inc., 3.75%, 04/01/31 .... 297 251,734
285,349
Pharmaceuticals — 0.8%
Catalent Pharma Solutions, Inc.
(c)
5.00%, 07/15/27 ................. 5 4,883
3.13%, 02/15/29 ................. 317 278,677
3.50%, 04/01/30 ................. 652 572,997
Cheplapharm Arzneimittel GmbH, 5.50%,
01/15/28
(c)
.................... 480 427,310
Jazz Securities DAC, 4.38%, 01/15/29
(c)
... 577 530,840
Organon & Co.
(c)
4.13%, 04/30/28 ................. 1,014 926,908
5.13%, 04/30/31 ................. 1,119 993,272
Teva Pharmaceutical Finance Netherlands III
BV
7.13%, 01/31/25 ................. 287 290,767
3.15%, 10/01/26 ................. 352 316,580
4.75%, 05/09/27 ................. 400 372,000
7.88%, 09/15/29 ................. 651 678,667
8.13%, 09/15/31 ................. 205 214,584
5,607,485

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Professional Services — 0.5%
(c)
AMN Healthcare, Inc., 4.00%, 04/15/29 ... USD 153 $ 135,405
CoreLogic, Inc., 4.50%, 05/01/28 ....... 1,470 1,115,362
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 1,866 1,615,715
KBR, Inc., 4.75%, 09/30/28 ........... 335 299,360
Science Applications International Corp.,
4.88%, 04/01/28 ................ 314 292,371
3,458,213
Real Estate Management & Development — 0.3%
(c)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................ 669 598,939
Howard Hughes Corp. (The)
4.13%, 02/01/29 ................. 469 397,210
4.38%, 02/01/31 ................. 348 280,140
Realogy Group LLC
5.75%, 01/15/29 ................. 520 389,199
5.25%, 04/15/30 ................. 315 229,598
1,895,086
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
.................... 397 318,592
Semiconductors & Semiconductor Equipment — 1.0%
Broadcom, Inc.
4.30%, 11/15/32 ................. 851 784,062
3.42%, 04/15/33
(c)
................ 862 721,243
3.14%, 11/15/35
(c)
................ 474 364,534
Entegris Escrow Corp., 4.75%, 04/15/29
(c)
.. 3,930 3,715,432
Entegris, Inc.
(c)
4.38%, 04/15/28 ................. 357 322,524
3.63%, 05/01/29 ................. 333 287,432
Marvell Technology, Inc., 2.95%, 04/15/31 .. 259 216,278
Synaptics, Inc., 4.00%, 06/15/29
(c)
....... 335 288,481
6,699,986
Software — 4.4%
Alteryx, Inc., 8.75%, 03/15/28
(c)
........ 473 476,060
AthenaHealth Group, Inc., 6.50%, 02/15/30
(c)
3,224 2,614,211
Black Knight InfoServ LLC, 3.63%, 09/01/28
(c)
602 547,068
Boxer Parent Co., Inc.
(c)
7.13%, 10/02/25 ................. 864 859,881
9.13%, 03/01/26 ................. 1,656 1,605,857
Camelot Finance SA, 4.50%, 11/01/26
(c)
... 672 635,040
Central Parent, Inc., 7.25%, 06/15/29
(c)
.... 1,141 1,121,465
Clarivate Science Holdings Corp.
(c)
3.88%, 07/01/28 ................. 2,015 1,798,326
4.88%, 07/01/29 ................. 1,506 1,361,981
Cloud Software Group Holdings, Inc., 6.50%,
03/31/29
(c)
.................... 5,231 4,627,363
Consensus Cloud Solutions, Inc.
(c)
6.00%, 10/15/26 ................. 159 138,133
6.50%, 10/15/28 ................. 146 121,078
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 84 73,309
Elastic NV, 4.13%, 07/15/29
(c)
......... 794 677,878
Fair Isaac Corp., 4.00%, 06/15/28
(c)
...... 552 511,980
Helios Software Holdings, Inc., 4.63%,
05/01/28
(c)
.................... 200 162,494
McAfee Corp., 7.38%, 02/15/30
(c)
....... 2,029 1,701,305
MicroStrategy, Inc., 6.13%, 06/15/28
(c)
.... 946 839,575
NCR Corp.
(c)
5.75%, 09/01/27 ................. 250 245,682
5.00%, 10/01/28 ................. 172 151,182
5.13%, 04/15/29 ................. 294 254,385
6.13%, 09/01/29 ................. 39 38,467
Open Text Corp., 6.90%, 12/01/27
(c)
...... 1,762 1,817,679
Oracle Corp.
2.88%, 03/25/31 ................. 546 467,213
Security
Par (000)
Par (000) Value
Software (continued)
6.25%, 11/09/32 ................. USD 291 $ 312,986
3.60%, 04/01/50 ................. 594 421,321
3.95%, 03/25/51 ................. 941 708,081
6.90%, 11/09/52 ................. 1,091 1,222,865
PTC, Inc.
(c)
3.63%, 02/15/25 ................. 16 15,431
4.00%, 02/15/28 ................. 61 57,002
SS&C Technologies, Inc., 5.50%, 09/30/27
(c)
2,325 2,255,944
Veritas US, Inc., 7.50%, 09/01/25
(c)
...... 448 337,236
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(c)
1,577 1,365,248
29,543,726
Specialized REITs — 0.4%
Iron Mountain, Inc.
(c)
5.00%, 07/15/28 ................. 63 58,621
5.63%, 07/15/32 ................. 196 179,054
SBA Communications Corp.
3.88%, 02/15/27 ................. 1,352 1,276,333
3.13%, 02/01/29 ................. 1,686 1,466,719
2,980,727
Specialty Retail — 2.0%
Arko Corp., 5.13%, 11/15/29
(c)
......... 406 336,042
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 208 189,280
4.75%, 03/01/30 ................. 186 166,470
5.00%, 02/15/32
(c)
................ 297 260,173
eG Global Finance plc
(c)
6.75%, 02/07/25 ................. 622 575,686
8.50%, 10/30/25 ................. 399 373,472
GYP Holdings III Corp., 4.63%, 05/01/29
(c)
.. 747 638,685
Ken Garff Automotive LLC, 4.88%, 09/15/28
(c)
220 187,026
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(c)
.................... 571 477,699
Lithia Motors, Inc., 3.88%, 06/01/29
(c)
..... 267 230,955
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 440 400,800
Penske Automotive Group, Inc.
3.50%, 09/01/25 ................. 286 268,950
3.75%, 06/15/29
(c)
................ 140 120,866
PetSmart, Inc.
(c)
4.75%, 02/15/28 ................. 390 366,112
7.75%, 02/15/29 ................. 1,518 1,490,084
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(c)
............... 186 170,938
SRS Distribution, Inc.
(c)
4.63%, 07/01/28 ................. 2,204 1,957,362
6.13%, 07/01/29 ................. 1,651 1,392,965
6.00%, 12/01/29 ................. 731 603,565
Staples, Inc., 7.50%, 04/15/26
(c)
........ 485 424,923
White Cap Buyer LLC, 6.88%, 10/15/28
(c)
.. 2,990 2,593,701
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(c)(h)
........... 484 440,142
13,665,896
Textiles, Apparel & Luxury Goods — 0.3%
(c)
Crocs, Inc.
4.25%, 03/15/29 ................. 35 30,699
4.13%, 08/15/31 ................. 617 508,349
Hanesbrands, Inc., 9.00%, 02/15/31 ..... 596 610,155
Kontoor Brands, Inc., 4.13%, 11/15/29 .... 224 192,233
Levi Strauss & Co., 3.50%, 03/01/31 ..... 503 428,807
1,770,243
Trading Companies & Distributors — 1.2%
(c)
Beacon Roofing Supply, Inc., 4.13%, 05/15/29 251 221,475
Fortress Transportation & Infrastructure
Investors LLC
6.50%, 10/01/25 ................. 984 984,654

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
9.75%, 08/01/27 ................. USD 234 $ 246,891
5.50%, 05/01/28 ................. 785 716,187
Foundation Building Materials, Inc., 6.00%,
03/01/29 ..................... 153 121,271
H&E Equipment Services, Inc., 3.88%,
12/15/28 ..................... 75 65,725
Herc Holdings, Inc., 5.50%, 07/15/27 ..... 600 579,000
Imola Merger Corp., 4.75%, 05/15/29 ..... 866 774,715
United Rentals North America, Inc., 6.00%,
12/15/29 ..................... 3,439 3,486,355
WESCO Distribution, Inc.
7.13%, 06/15/25 ................. 205 208,372
7.25%, 06/15/28 ................. 874 897,423
8,302,068
Wireless Telecommunication Services — 0.7%
Connect Finco SARL, 6.75%, 10/01/26
(c)
... 3,496 3,286,240
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(c)
.............. 244 229,177
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(c)(f)(h)
........ 522 125,317
Sprint LLC, 7.63%, 03/01/26 .......... 276 291,865
Vmed O2 UK Financing I plc
(c)
4.25%, 01/31/31 ................. 413 351,372
4.75%, 07/15/31 ................. 617 528,905
4,812,876
Total Corporate Bonds — 88.2%
(Cost: $647,079,503) ............................. 598,685,236
Floating Rate Loan Interests
Aerospace & Defense — 0.3%
(f)
Peraton Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.59%
,
 02/01/28 ................. 1,061 1,045,184
Peraton Corp., 2nd Lien Term Loan B1, (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
12.65%
,
 02/01/29 ................ 1,195 1,158,676
2,203,860
Beverages — 0.0%
Naked Juice LLC, 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.00%
,
 01/24/30
(f)
................ 69 51,462
Broadline Retail — 0.0%
Pug LLC, Term Loan B, (1-mo. LIBOR USD +
3.50%), 8.34%
,
 02/12/27
(f)
........... 285 205,738
Capital Markets — 0.1%
(f)
Advisor Group Holdings, Inc., Term Loan
B1, (1-mo. LIBOR USD + 4.50%),
9.34%
,
 07/31/26 ................. 131 128,198
Mercury Borrower, Inc., 2nd Lien Term Loan,
(3-mo. LIBOR USD at 0.50% Floor +
6.50%), 11.31%
,
 08/02/29 ........... 378 337,597
465,795
Chemicals — 0.3%
(f)
ARC Falcon I, Inc., Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.75%),
8.59%
,
 09/30/28 ................. 416 374,348
Aruba Investments Holdings LLC, 2nd Lien
Term Loan, (1-mo. LIBOR USD at 0.75%
Floor + 7.75%), 12.59%
,
 11/24/28 ..... 190 170,318
Security
Par (000)
Par (000) Value
Chemicals (continued)
Ascend Performance Materials Operations
LLC, Term Loan, (6-mo. CME Term SOFR at
0.75% Floor + 4.75%), 9.71%
,
 08/27/26 . USD 284 $ 279,087
Discovery Purchaser Corp., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 4.38%), 8.96%
,
 10/04/29 ...... 1,105 1,044,907
Momentive Performance Materials, Inc. Term
Loan, 03/29/28
(l)(m)
................ 455 444,762
2,313,422
Commercial Services & Supplies — 0.2%
(f)
PECF USS Intermediate Holding III Corp., Term
Loan, (1-mo. LIBOR USD at 0.50% Floor +
4.25%), 9.09%
,
 12/15/28 ........... 1,307 1,095,614
TruGreen LP, 2nd Lien Term Loan, (3-mo.
LIBOR USD at 0.75% Floor + 8.50%),
13.33%
,
 11/02/28
(m)
............... 275 178,750
1,274,364
Construction & Engineering — 0.6%
(f)
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (1-mo. LIBOR USD +
4.00%), 8.84%
,
 01/29/27
(m)
.......... 111 108,648
Brand Industrial Services, Inc., Term Loan, (3-
mo. LIBOR USD at 1.00% Floor + 4.25%),
9.06% - 9.41%
,
 06/21/24 ........... 3,939 3,663,892
3,772,540
Containers & Packaging — 0.0%
Mauser Packaging Solutions Holding Co., Term
Loan, (1-mo. CME Term SOFR + 4.00%),
8.78%
,
 08/14/26
(f)
................ 283 280,272
Diversified Consumer Services — 0.1%
(f)
Ascend Learning LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 10.66%
,
 12/10/29 ........... 284 243,766
WCG Purchaser Corp., 1st Lien Term Loan, (3-
mo. LIBOR USD at 1.00% Floor + 4.00%),
8.95%
,
 01/08/27 ................. 310 292,585
536,351
Diversified Telecommunication Services — 0.1%
(f)
Radiate Holdco LLC, Term Loan, (1-mo.
LIBOR USD at 0.75% Floor + 3.25%),
8.09%
,
 09/25/26 ................. 96 78,033
Zayo Group Holdings, Inc., Term Loan, (1-mo.
LIBOR USD + 3.00%), 7.84%
,
 03/09/27 . 538 435,536
513,569
Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, Term Loan, (1-mo.
LIBOR USD + 3.00%), 7.84%
,
 06/28/24
(f)
. 25 16,559
Entertainment — 0.1%
(f)
EP Purchaser LLC, 1st Lien Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.66%
,
 11/06/28 ................. 340 337,241
Renaissance Holding Corp., 1st Lien Term
Loan, (1-mo. LIBOR USD + 3.25%),
8.09%
,
 03/15/30 ................. 9 8,287
345,528

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Financial Services — 0.3%
(f)
Altice France SA, Term Loan B14, (3-mo. CME
Term SOFR + 5.50%), 10.17%
,
 08/15/28
(m)
USD 236 $ 224,391
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 1.00%
Floor + 3.75%), 8.65%
,
 04/09/27 ...... 337 325,766
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (3-mo. LIBOR USD at 0.75% Floor +
6.75%), 11.91%
,
 04/07/28 ........... 426 390,143
White Cap Supply Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.56%
,
 10/19/27 ........... 873 861,836
1,802,136
Food Products — 0.0%
Chobani LLC, Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor + 3.50%),
8.42%
,
 10/25/27
(f)(m)
............... 102 101,037
Ground Transportation — 0.0%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (1-mo. LIBOR USD at 0.75%
Floor + 4.75%), 9.45%
,
 04/06/28
(f)
..... 221 212,549
Health Care Equipment & Supplies — 0.1%
(f)
Bausch + Lomb Corp., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.46%
,
 05/10/27 ................. 31 30,524
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.09%
,
 11/03/28 ................. 400 383,381
413,905
Health Care Providers & Services — 0.2%
(f)
CNT Holding I Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.13%
,
 11/08/27 ............ 247 242,437
Envision Healthcare Corp., Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor + 7.88%),
12.92%
,
 03/31/27 ................ 102 85,010
LifePoint Health, Inc., 1st Lien Term Loan B, (3-
mo. LIBOR USD + 3.75%), 8.58%
,
 11/16/25 177 168,414
Quorum Health Corp., Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor + 8.25%),
12.98%
,
 04/29/25 ................ 457 274,206
Surgery Center Holdings, Inc., Term Loan, (1-
mo. LIBOR USD at 0.75% Floor + 3.75%),
8.46%
,
 08/31/26 ................. 342 339,105
1,109,172
Health Care Technology — 0.9%
(f)
Athenahealth Group, Inc., Delayed Draw Term
Loan, 02/15/29
(l)
................. 400 373,758
Athenahealth Group, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.26%
,
 02/15/29 ................. 3,254 3,042,455
Polaris Newco LLC, 1st Lien Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 4.00%),
9.16%
,
 06/02/28 ................. 591 538,065
Verscend Holding Corp., Term Loan B1, (1-mo.
LIBOR USD + 4.00%), 8.84%
,
 08/27/25 . 2,410 2,404,402
6,358,680
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 0.2%
(f)
Fertitta Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 8.81%
,
 01/27/29 ........... USD 907 $ 891,374
IRB Holding Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.75% Floor + 3.00%),
7.91%
,
 12/15/27 ................. 326 320,024
1,211,398
Household Durables — 0.2%
(f)
Hunter Douglas Holding BV, Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.37%
,
 02/26/29 ........... 475 424,866
SWF Holdings I Corp., 1st Lien Term Loan, (1-
mo. LIBOR USD at 0.75% Floor + 4.00%),
8.75%
,
 10/06/28 ................. 943 790,939
1,215,805
Insurance — 0.0%
Ryan Specialty Group LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.00%),
7.91%
,
 09/01/27
(f)
................ 309 307,916
Interactive Media & Services — 0.0%
Acuris Finance US, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.05%
,
 02/16/28
(f)
................ 194 186,465
IT Services — 0.2%
(f)
Epicor Software Corp., 2nd Lien Term Loan, (1-
mo. LIBOR USD at 1.00% Floor + 7.75%),
12.59%
,
 07/31/28 ................ 156 153,888
Epicor Software Corp., Term Loan C, (1-mo.
LIBOR USD at 0.75% Floor + 3.25%),
8.09%
,
 07/30/27 ................. 212 207,406
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.00%
,
 10/01/27 ........... 517 492,731
TierPoint LLC, 1st Lien Term Loan, (1-mo.
LIBOR USD at 0.75% Floor + 3.75%),
8.59%
,
 05/05/26 ................. 188 179,094
1,033,119
Leisure Products — 0.0%
Peloton Interactive, Inc., Term Loan, (6-mo.
CME Term SOFR at 0.50% Floor + 7.00%),
11.76%
,
 05/25/27
(f)
................ 219 218,064
Machinery — 0.4%
(f)
Husky Injection Molding Systems Ltd., Term
Loan, (3-mo. LIBOR USD + 3.00%),
8.15%
,
 03/28/25 ................. 1,968 1,860,378
Indicor LLC, 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.40%
,
 11/22/29 ................. 600 594,642
SPX Flow, Inc., Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.41%
,
 04/05/29 ................. 607 577,319
3,032,339
Media — 0.6%
(f)
AVSC Holding Corp., 2nd Lien Term Loan, (3-
mo. LIBOR USD at 1.00% Floor + 7.25%),
12.06%
,
 09/01/25 ................ 252 223,141
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (3-mo. CME Term SOFR + 3.50%),
8.33%
,
 08/21/26 ................. 2,144 1,992,199

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Media (continued)
DirecTV Financing LLC, Term Loan, (1-mo.
LIBOR USD at 0.75% Floor + 5.00%),
9.84%
,
 08/02/27 ................. USD 1,341 $ 1,288,206
Intelsat Jackson Holdings SA, Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.08%
,
 02/01/29 ........... 871 859,906
4,363,452
Metals & Mining — 0.0%
Grinding Media, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.70%
,
 10/12/28
(f)(m)
......... 209 195,355
Oil, Gas & Consumable Fuels — 0.9%
(f)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (3-mo. LIBOR USD at
1.00% Floor + 9.00%), 13.82%
,
 11/01/25 . 4,988 5,283,545
Freeport LNG investments LLLP, Term Loan
B, (3-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.31%
,
 12/21/28 ........... 583 563,712
5,847,257
Passenger Airlines — 0.4%
(f)
AAdvantage Loyalty IP Ltd., Term Loan, (3-mo.
LIBOR USD at 0.75% Floor + 4.75%),
9.56%
,
 04/20/28 ................. 1,267 1,284,765
Air Canada, Term Loan, (3-mo. LIBOR USD at
0.75% Floor + 3.50%), 8.37%
,
 08/11/28 .. 140 139,484
SkyMiles IP Ltd., Term Loan, (3-mo.
LIBOR USD at 1.00% Floor + 3.75%),
8.56%
,
 10/20/27 ................. 511 528,927
United AirLines, Inc., Term Loan B, (3-mo.
LIBOR USD at 0.75% Floor + 3.75%),
8.57%
,
 04/21/28 ................. 810 802,891
2,756,067
Pharmaceuticals — 0.0%
Amneal Pharmaceuticals LLC, Term Loan,
05/04/25
(f)(l)
..................... 149 141,173
Professional Services — 0.1%
(f)
Dun & Bradstreet Corp. (The), Term Loan
B2, (1-mo. CME Term SOFR + 3.25%),
8.04%
,
 01/18/29 ................. 419 415,420
Galaxy US Opco, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.56%
,
 04/29/29 ........... 275 242,352
657,772
Software — 1.6%
(f)
Banff Guarantor, Inc., 2nd Lien Term Loan, (1-
mo. LIBOR USD at 0.50% Floor + 5.50%),
10.34%
,
 02/27/26 ................ 925 887,427
Boxer Parent Co., Inc., Term Loan, (1-mo.
LIBOR USD + 3.75%), 8.59%
,
 10/02/25 . 428 421,961
Central Parent, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.15%
,
 07/06/29 ................. 207 206,563
Cloud Software Group, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.50%
,
 03/30/29 ........... 1,297 1,175,951
Cloudera, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.66%
,
 10/08/28
(m)
................ 421 400,838
Security
Par (000)
Par (000) Value
Software (continued)
Cloudera, Inc., 2nd Lien Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 6.00%),
10.91%
,
 10/08/29 ................ USD 712 $ 627,681
Delta Topco, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.66%
,
 12/01/27 ................. 500 462,337
Genesys Cloud Services Holdings I LLC, Term
Loan, (1-mo. LIBOR USD at 0.75% Floor +
4.00%), 8.84%
,
 12/01/27 ........... —
(n)
1
Helios Software Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR + 3.75%),
8.66%
,
 03/11/28 ................. 239 232,724
Magenta Buyer LLC, 1st Lien Term Loan, (3-
mo. LIBOR USD at 0.75% Floor + 4.75%),
9.58%
,
 07/27/28 ................. 1,289 1,058,752
Magenta Buyer LLC, 2nd Lien Term Loan, (3-
mo. LIBOR USD at 0.75% Floor + 8.25%),
13.08%
,
 07/27/29 ................ 830 614,200
McAfee Corp., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
8.52%
,
 03/01/29 ................. 1,152 1,080,040
MH Sub I LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR + 6.25%),
11.06%
,
 02/23/29 ................ 103 94,073
Planview Parent, Inc., 2nd Lien Term Loan, (3-
mo. LIBOR USD at 0.75% Floor + 7.25%),
12.41%
,
 12/18/28 ................ 288 253,921
Proofpoint, Inc., 2nd Lien Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 6.25%),
11.09%
,
 08/31/29 ................ 738 694,251
Sabre GLBL, Inc., Term Loan B1, (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.34%
,
 12/17/27 ................. 97 81,567
Sabre GLBL, Inc., Term Loan B2, (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.34%
,
 12/17/27 ................. 155 130,620
Sophia LP, 1st Lien Term Loan B, (3-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.66%
,
 10/07/27 ................. 1,372 1,354,275
Sovos Compliance LLC, 1st Lien Term Loan,
(1-mo. LIBOR USD at 0.50% Floor +
4.50%), 9.34%
,
 08/11/28 ............ 356 336,773
UKG, Inc., 1st Lien Term Loan, (3-mo. CME
Term SOFR + 3.75%), 8.58%
,
 05/04/26 .. 164 161,352
UKG, Inc., 2nd Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 5.25%),
10.03%
,
 05/03/27 ................ 958 915,436
11,190,743
Textiles, Apparel & Luxury Goods — 0.1%
(f)
Crocs, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.41%
,
 02/20/29 ................. 275 273,318
Hanesbrands, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
8.56%
,
 03/08/30
(m)
................ 220 218,900
492,218
Trading Companies & Distributors — 0.1%
SRS Distribution, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.16%
,
 06/02/28
(f)
................ 487 468,980

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Transportation Infrastructure — 0.1%
(f)
KKR Apple Bidco LLC, 2nd Lien Term Loan, (1-
mo. LIBOR USD at 0.50% Floor + 5.75%),
10.59%
,
 09/21/29 ................ USD 56 $ 54,726
MHI Holdings LLC, Term Loan, (1-mo. LIBOR
USD + 5.00%), 9.84%
,
 09/21/26 ...... 506 504,608
559,334
Wireless Telecommunication Services — 0.2%
Digicel International Finance Ltd., 1st Lien
Term Loan B, (1-mo. LIBOR USD + 3.25%),
8.08%
,
 05/27/24
(f)
................ 1,204 1,082,182
Total Floating Rate Loan Interests — 8.4%
(Cost: $59,638,421) .............................. 56,936,578
Preferred Securities
Capital Trusts — 0.4%
Banks — 0.1%
(a)(f)(g)
Citigroup, Inc., Series Y, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.00%), 4.15% .................. 5 4,087
JPMorgan Chase & Co., Series Q, (3-mo.
LIBOR USD + 3.25%), 5.15% ........ 190 186,202
PNC Financial Services Group, Inc. (The),
Series V, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ........................ 629 591,795
782,084
Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The), Series R, (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.22%), 4.95%
(a)(f)(g)
.. 921 843,399
Security
Par (000)
Par (000) Value
Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series C,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.00%), 5.70%
(a)(f)
(g)
........................... USD 210 $ 180,736
Electric Utilities — 0.1%
Edison International, Series A, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.70%), 5.38%
(a)(f)(g)
........ 900 795,898
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a)(c)(f)(g)
.................... 516 454,080
Total Preferred Securities — 0.4%
(Cost: $3,381,259) .............................. 3,056,197
Total Long-Term Investments — 97.3%
(Cost: $713,037,730) ............................. 660,930,713
Shares
Shares
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.70%
(o)(p)
................. 8,072,717 8,072,717
Total Short-Term Securities — 1.2%
(Cost: $8,072,717) .............................. 8,072,717
Total Investments — 98.5%
(Cost: $721,110,447 ) ............................. 669,003,430
Other Assets Less Liabilities — 1.5% ................... 9,957,514
Net Assets — 100.0% ..............................
$ 678,960,944
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $225,370, representing less than 0.05% of its net assets as of period end, and an original cost of $552,653.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Issuer filed for bankruptcy and/or is in default.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)
Perpetual security with no stated maturity date.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)
Convertible security.
(k)
Zero-coupon bond.
(l)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(n)
Rounds to less than 1,000.
(o)
Annualized 7-day yield as of period end.
(p)
Affiliate of the Fund.

BlackRock High Yield V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 18,647,211 $ — $ (10,574,494)
(a)
$ — $ — $ 8,072,717 8,072,717 $ 151,057 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock High Yield V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
Russell 2000 E-Mini Index .................................................... 18 06/16/23 $ 1,632 $ (24,612)
S&P 500 E-Mini Index ....................................................... 43 06/16/23 8,896 (522,420)
U.S. Treasury 10 Year Note ................................................... 23 06/21/23 2,646 (74,567)
U.S. Treasury Long Bond ..................................................... 10 06/21/23 1,314 (31,642)
U.S. Treasury Ultra Bond ..................................................... 54 06/21/23 7,649 (383,586)
U.S. Treasury 5 Year Note .................................................... 5 06/30/23 548 (11,879)
$ (1,048,706)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 97,030 EUR 89,000 Bank of America NA 06/21/23 $ 73
USD 106,385 EUR 97,000 State Street Bank and Trust Co. 06/21/23 715
788
USD 631,613 EUR 580,000 State Street Bank and Trust Co. 06/21/23 (230)
USD 1,034,345 EUR 957,444 Toronto Dominion Bank 06/21/23 (8,679)
USD 1,635,760 EUR 1,516,056 UBS AG 06/21/23 (15,806)
USD 129,716 GBP 108,000 BNP Paribas SA 06/21/23 (3,721)
USD 131,902 GBP 107,000 Standard Chartered Bank 06/21/23 (300)
(28,736)
$ (27,948)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
40.V1 ........... 5.00 % Quarterly 06/20/28 B+ USD 9,307 $ 155,265 $ 5,572 $ 149,693
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CenturyLink, Inc. ...... 1.00 % Quarterly Barclays Bank plc 12/20/23 NR USD 79 $ (1,911) $ (898) $ (1,013)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock High Yield V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Capital Markets ........................................ $ — $ 225,370 $ — $ 225,370
Chemicals ............................................ 362,661 — — 362,661
Energy Equipment & Services .............................. 4,893 — — 4,893
Financial Services ...................................... 137,506 — — 137,506
Ground Transportation ................................... 200,312 — — 200,312
IT Services ........................................... 66,430 — — 66,430
Metals & Mining ........................................ 895,271 — — 895,271
Software ............................................. 360,259 — — 360,259
Corporate Bonds ........................................ — 598,685,236 — 598,685,236
Floating Rate Loan Interests
Aerospace & Defense .................................... — 2,203,860 — 2,203,860
Beverages ........................................... — 51,462 — 51,462
Broadline Retail ........................................ — 205,738 — 205,738
Capital Markets ........................................ — 465,795 — 465,795
Chemicals ............................................ — 1,868,660 444,762 2,313,422
Commercial Services & Supplies ............................. — 1,095,614 178,750 1,274,364
Construction & Engineering ................................ — 3,663,892 108,648 3,772,540
Containers & Packaging .................................. — 280,272 — 280,272
Diversified Consumer Services .............................. — 536,351 — 536,351
Diversified Telecommunication Services ........................ — 513,569 — 513,569
Energy Equipment & Services .............................. — 16,559 — 16,559
Entertainment ......................................... — 345,528 — 345,528
Financial Services ...................................... — 1,577,745 224,391 1,802,136
Food Products ......................................... — — 101,037 101,037
Ground Transportation ................................... — 212,549 — 212,549
Health Care Equipment & Supplies ........................... — 413,905 — 413,905
Health Care Providers & Services ............................ — 1,109,172 — 1,109,172
Health Care Technology .................................. — 6,358,680 — 6,358,680
Hotels, Restaurants & Leisure .............................. — 1,211,398 — 1,211,398
Household Durables ..................................... — 1,215,805 — 1,215,805
Insurance ............................................ — 307,916 — 307,916
Interactive Media & Services ............................... — 186,465 — 186,465
IT Services ........................................... — 1,033,119 — 1,033,119
Leisure Products ....................................... — 218,064 — 218,064
Machinery ............................................ — 3,032,339 — 3,032,339
Media ............................................... — 4,363,452 — 4,363,452

BlackRock High Yield V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Level 1 Level 2 Level 3 Total
Metals & Mining ........................................ $ — $ — $ 195,355 $ 195,355
Oil, Gas & Consumable Fuels ............................... — 5,847,257 — 5,847,257
Passenger Airlines ...................................... — 2,756,067 — 2,756,067
Pharmaceuticals ....................................... — 141,173 — 141,173
Professional Services .................................... — 657,772 — 657,772
Software ............................................. — 10,789,905 400,838 11,190,743
Textiles, Apparel & Luxury Goods ............................ — 273,318 218,900 492,218
Trading Companies & Distributors ............................ — 468,980 — 468,980
Transportation Infrastructure ............................... — 559,334 — 559,334
Wireless Telecommunication Services ......................... — 1,082,182 — 1,082,182
Capital Trusts ........................................... — 3,056,197 — 3,056,197
Short-Term Securities
Money Market Funds ...................................... 8,072,717 — — 8,072,717
$ 10,100,049 $ 657,030,700 $ 1,872,681 $ 669,003,430
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 149,693 $ — $ 149,693
Foreign currency exchange contracts ............................ — 788 — 788
Liabilities
Credit contracts ........................................... — (1,013) — (1,013)
Equity contracts ........................................... (547,032) — — (547,032)
Foreign currency exchange contracts ............................ — (28,736) — (28,736)
Interest rate contracts ....................................... (501,674) — — (501,674)
$ (1,048,706) $ 120,732 $ — $ (927,974)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
CDI Crest Depository Interests
DAC Designated Activity Company
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate
Fair Value Hierarchy as of Period End (continued)